Document and Entity Information	Mar. 07, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 07, 2023
Entity File Number	001-41136
Entity Registrant Name	EMERGING MARKETS HORIZON CORP.
Entity Central Index Key	0001865533
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	98-1607027
Entity Address, Address Line One	8th Floor
Entity Address, Address Line Two	Berkeley Square House
Entity Address, Address Line Three	Berkeley Square
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	W1J 6DB
City Area Code	44
Local Phone Number	20 7647 9100
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-half of one redeemable warrant [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-half of one redeemable warrant
Trading Symbol	HORIU
Security Exchange Name	NASDAQ
Class A ordinary shares included as part of the units [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A ordinary shares included as part of the units
Trading Symbol	HORI
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	HORIW
Security Exchange Name	NASDAQ